Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 2,593	$ 2,491
Derivative financial instrument, Fair value	(26)	32
Net Investment Hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	976	837
Derivative financial instrument, Fair value	(94)	(48)
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	335
Derivative financial instrument, Fair value	23
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	750	1,018
Derivative financial instrument, Fair value	30	54
Fuels Price Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	232	136
Derivative financial instrument, Fair value	5	8
Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	300	500
Derivative financial instrument, Fair value	$ 10	$ 18